Quarterly Holdings Report
for
Fidelity® Variable Insurance Products:
VIP Freedom 2030 Portfolio℠
March 31, 2026
VIPF2030-NPRT1-0526
1.830294.120
Bond Funds - 39.5%
	Shares	Value ($)
Fidelity Inflation-Protected Bond Index Fund (a)	8,516,000	77,921,396
Fidelity International Bond Index Fund (a)	2,740,260	25,073,376
Fidelity Long-Term Treasury Bond Index Fund (a)	5,953,604	54,773,159
VIP High Income Portfolio - Initial Class (a)	2,160,630	10,565,480
VIP Investment Grade Bond II Portfolio - Initial Class (a)	19,146,875	181,320,906
TOTAL BOND FUNDS (Cost $359,683,170)		349,654,317

Domestic Equity Funds - 32.1%
	Shares	Value ($)
VIP Contrafund Portfolio - Initial Class (a)	895,102	50,206,263
VIP Equity-Income Portfolio - Initial Class (a)	1,325,594	39,940,141
VIP Growth & Income Portfolio - Initial Class (a)	1,686,883	55,296,020
VIP Growth Portfolio - Initial Class (a)	904,729	83,660,322
VIP Mid Cap Portfolio - Initial Class (a)	327,541	12,797,040
VIP Value Portfolio - Initial Class (a)	1,420,032	28,173,430
VIP Value Strategies Portfolio - Initial Class (a)	827,193	14,004,376
TOTAL DOMESTIC EQUITY FUNDS (Cost $185,250,756)		284,077,592

International Equity Funds - 28.3%
	Shares	Value ($)
VIP Emerging Markets Portfolio - Initial Class (a)	4,978,006	80,892,593
VIP Overseas Portfolio - Initial Class (a)	6,427,417	169,490,987
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $187,116,755)		250,383,580

Money Market Funds - 0.1%
	Yield (%)	Shares	Value ($)
VIP Government Money Market Portfolio - Initial Class (a)(b) (Cost $783,440)	3.47	783,440	783,440

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $732,834,121)	884,898,929
NET OTHER ASSETS (LIABILITIES) - 0.0%	(86,803)
NET ASSETS - 100.0%	884,812,126

Legend

(a)	Affiliated fund.
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Inflation-Protected Bond Index Fund	77,962,733	7,178,149	7,454,335	-	(242,120)	476,969	77,921,396	8,516,000
Fidelity International Bond Index Fund	23,535,427	3,207,829	1,591,466	-	(18,967)	(59,447)	25,073,376	2,740,260
Fidelity Long-Term Treasury Bond Index Fund	64,420,263	2,819,871	11,969,200	579,752	(2,950,390)	2,452,615	54,773,159	5,953,604
VIP Contrafund Portfolio - Initial Class	50,242,619	5,574,869	2,337,853	536,011	(12,566)	(3,260,806)	50,206,263	895,102
VIP Emerging Markets Portfolio - Initial Class	74,948,457	10,537,890	6,523,934	1,271,362	1,367,430	562,750	80,892,593	4,978,006
VIP Equity-Income Portfolio - Initial Class	40,732,886	2,166,014	3,968,090	352,753	158,976	850,355	39,940,141	1,325,594
VIP Government Money Market Portfolio - Initial Class	3,499,148	106,437	2,822,145	20,913	-	-	783,440	783,440
VIP Growth & Income Portfolio - Initial Class	55,924,595	4,070,493	3,756,378	663,940	17,638	(960,328)	55,296,020	1,686,883
VIP Growth Portfolio - Initial Class	83,348,342	8,774,060	3,839,777	-	(50,880)	(4,571,423)	83,660,322	904,729
VIP High Income Portfolio - Initial Class	10,827,113	791,703	1,075,335	-	(4,481)	26,480	10,565,480	2,160,630
VIP Investment Grade Bond II Portfolio - Initial Class	190,404,918	9,796,168	18,870,312	60,103	(419,895)	410,027	181,320,906	19,146,875
VIP Mid Cap Portfolio - Initial Class	12,781,968	992,164	1,529,827	93,512	36,023	516,712	12,797,040	327,541
VIP Overseas Portfolio - Initial Class	161,409,684	23,881,099	8,694,093	2,442,012	29,287	(7,134,990)	169,490,987	6,427,417
VIP Value Portfolio - Initial Class	28,450,297	1,839,687	2,980,377	309,933	75,589	788,234	28,173,430	1,420,032
VIP Value Strategies Portfolio - Initial Class	14,093,514	922,335	1,933,509	-	111,059	810,977	14,004,376	827,193
	892,581,964	82,658,768	79,346,631	6,330,291	(1,903,297)	(9,091,875)	884,898,929

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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